CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVEUNUES	$ 117,029,154	$ 117,908,416	$ 123,571,455
COST OF GOODS SOLD	100,932,528	102,197,994	110,250,876
GROSS PROFIT	16,096,626	15,710,422	13,320,579
Selling expenses	734,159	986,378	772,383
General and administrative expenses	6,376,383	4,478,413	6,340,584
Total Operating Expenses	7,110,542	5,464,791	7,112,967
INCOME FROM OPERATIONS	8,986,084	10,245,631	6,207,612
Financial expenses, net	(2,827,138)	(2,823,952)	(2,401,268)
Other income, net	90,584	371,894	907,941
INCOME BEFORE INCOME TAX	6,249,530	7,793,573	4,714,285
INCOME TAX	(926,048)	(1,180,167)	(578,727)
NET INCOME	5,323,482	6,613,406	4,135,558
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	499,509	716,602	276,682
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO.,LTD AND SUBSIDIARIES	4,823,973	5,896,804	3,858,876
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	(6,975,100)	(5,829,470)	779,135
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6,975,100)	(5,829,470)	779,135
COMPREHENSIVE INCOME/(LOSS)	$ (2,151,127)	$ 67,334	$ 4,638,011
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.24	$ 0.30	$ 0.19
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,804,164	19,862,537	19,901,959